RESTATEMENT OF PRIOR FINANCIAL INFORMATION (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
As a result of the aforementioned correction of accounting errors, the relevant annual financial statements have been restated as follows:

  Effects on financials for the Year Ended March 31, 2015

	As of March 31, 2015
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Balance Sheet
Derivative Liabilities	$52,762,573	$(35,000,000)	[1]	$17,762,573
Convertible preferred shares	—	35,000,000	[1]	35,000,000
Additional paid-in capital	1,610,221,568	(54,095,240)	[1]	106,926,328
Accumulated Deficit	(196,076,975)	54,095,240	[1]	(141,981,735)

	Year Ended March 31, 2015
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Operations
Change in Fair Value of derivative Liabilities	$44,049,943	$(23,709,070)	[1]	$20,340,874
Net Income (Loss)[2]	28,929,674	(23,709,070)	[1]	5,220,604
Change in carrying value of convertible preferred mezzanine equity	—	23,709,070	[1]	23,707,070
Net Income (Loss) attributable to common shareholders[2]	28,929,674	—		28,929,674
Net Income (Loss) per share
Basic	$0.05	—		$0.05
Diluted	$(0.02)	—		$(0.02)

	Year Ended March 31, 2015
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Cash Flows
Net Income (Loss)[2]	$28,929,674	$(23,709,070)	[1]	$5,220,604
Change in Fair Value of derivative Liabilities	(44,049,943)	23,709,070	[1]	(20,340,874)
Net cash used in operating activities	(15,103,233)	—		(15,103,233)
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)	—	23,709,070	[1]	23,709,070

Effects on financials for the year ended March 31, 2014

	As of March 31, 2014
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Balance Sheet
Derivative Liabilities-Preferred Shares	$60,981,570	$(60,981,570)	[1]	$—
Convertible Preferred Shares	—	60,981,570	[1]	60,981,570
Additional paid-in capital	143,555,091	(77,804,310)	[1]	65,750,781
Accumulated Deficit	(255,006,646)	77,804,310	[1]	177,202,336

	Year Ended March 31, 2014
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Operations
Change in fair value of derivatives	$(90,704,173)	$55,314,374	[1]	$(35,389,799)
Net Income (Loss)[2]	(96,575,271)	55,314,374	[1]	(41,260,897)
Change in maximum redemption value of convertible preferred mezzanine equity	—	(55,314,374)	[1]	(55,314,374)
Net Income (Loss) attributable to common shareholders[2]	(96,575,271)	—		(96,575,271)
Net Income (Loss) per share
Basic	$(0.21)	—		$(0.21)
Diluted	$(0.21)	—		$(0.21)

	Year Ended March 31, 2014
	As Previously Reported	Adjustments		As Restated
Condensed Consolidated Statement of Cash Flows
Net Income (Loss)[2]	$(96,575,271)	$55,314,374	[1]	$(41,260,897)
Change in Fair Value of derivative Liabilities	90,704,173	(55,314,374)	[1]	35,389,799
Net cash used in operating activities	(4,216,875)	—		(4,216,875)
Change in maximum redemption value of convertible preferred mezzanine equity (non-cash financing transaction)	—	(55,314,374)	[1]	(55,314,374)

1	Adjustments relate solely to correction of errors in accounting for convertible preferred shares.

2
For annual periods prior to the fiscal year ended March 31, 2016, as previously reported Net Income (Loss) and Net Income (Loss) Attributable to Common Shareholders, were the same and, accordingly, both amounts were reported on a single line item identified as Net Income (Loss) Attributable to Common Shareholders